Related party transactions - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue from related parties	€ 0	€ 0	€ 374
Bettech [Member]
Disclosure of transactions between related parties [line items]
Revenue from related parties	185	335	€ 433
Current trade and other receivables from related parties	15	39
Several Members Of Middle Level Management [Member]
Disclosure of transactions between related parties [line items]
Loan receivable from related parties non current	€ 567	€ 660
Loan receivable from related parties stated rate of interest		5.00%
Loan receivable from related parties maturity period	2 years
Karlsten Koerl [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights held by the shareholder in the company	80.00%
Karlsten Koerl [Member] | Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights held by the shareholder in the company		55.10%
Karlsten Koerl [Member] | Betgames UAV TV Zaidmai [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights held by the shareholder in the company			30.00%
Karlsten Koerl [Member] | Bettech Gaming Private Limited [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights held by the shareholder in the company	50.00%
Blackbird S A R L [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights held by the shareholder in the company		40.00%
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights held by the shareholder in the company	20.00%	20.00%	20.00%